LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Initial Fitch Overall Rating	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	KBRA Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	KBRA Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	KBRA Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	KBRA Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test
4000045210	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	TILA Right of Rescission Test; Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
Documentation required to clear exception.
Disbursement date on Final CD is dated XX/XX/XXXX; however cancel by date on ROR is XX/XX/XXXX.
Funding date can not be before/on cancel by date on ROR. PCCD required with actual funding date completed.;   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;
																																												Compliant HPML;		Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors Original LTV is Below the Guideline Maximum - Compensating Factors;
4000045212	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.; This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045214	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Compensating Factors

Original CLTV is Below the Guideline Maximum - Compensating Factors

Original LTV is Below the Guideline Maximum - Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors;

4000045216	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												Compliant HPML;
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000045218	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Title Document is Partially Present;	Title Document is incomplete or only partially present;	Title Document is fully Present;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000045220	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Satisfactory Chain of Title not Provided;	Unsatisfactory Chain of Title provided;	Satisfactory Chain of Title has been provided;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	XXX AB 260 Higher-Priced Mortgage Loan Test; Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
HPML compliant and allowed per lender guidelines, therefore, downgraded to grade A;   HPML compliant and allowed per lender guidelines, therefore, downgraded to grade A;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												Compliant HPML;
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%;

4000045222	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045224	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045226	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045228	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045230	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Shows Uncleared Alerts;	Fraud Report Shows Uncleared Alerts;	All Fraud Report Alerts have been cleared or None Exist;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												Compliant HPML;
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.;

4000045232	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying DTI below max allowed. - Compensation Factors

Original CLTV is Below the Guideline Maximum - Compensation Factors

Original LTV is Below the Guideline Maximum - Compensation Factors

Borrower has stable job time - Compensating Factors;

4000045234	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												Compliant HPML;
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045236	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.;

4000045238	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	2	B	B	B	B	B	B	1	A	A	A	A	A				1	A	A	N/A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan Test; Missing US Patriot Act Disclosure or ID; Informational - Limited Compliance Scope
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;   Missing personal Identification documentation. The details of the ID is on page 308 but ID is not in file;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												Compliant HPML;
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000045240	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Original LTV is Below the Guideline Maximum - Compensating factors Qualifying FICO is Greater than the Guideline Minimum - Compensating factors;
4000045242	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	The Deed of Trust is Incomplete;	The Deed of Trust is Incomplete;	The Deed of Trust is Present and Complete;	1	A	A	N/A	N/A	A	Valuation product is deficient;	AVM must have a forecast standard deviation (FSD), AVM is missing the confidence score and FSD score. ;		1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors

Original LTV is Below the Guideline Maximum - Compensating Factors

Original CLTV is Below the Guideline Maximum - Compensating Factors;

4000045244	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	TILA Right of Rescission Test; Informational - Limited Compliance Scope
Documentation required to clear exception.
Disbursement date on Final CD is dated XX/XX/XXXX; however, cancel by date on ROR is XX/XX/XXXX.
Funding date cannot be before/on cancel by date on ROR. PCCD required with actual funding date completed.
;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying DTI below max allowed. - Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor

Original LTV is Below the Guideline Maximum - Compensating Factor

Original CLTV is Below the Guideline Maximum - Compensating Factor

Borrower has stable job time - Compensation factor;

4000045246	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 Credit Report is Incomplete;	Borrower X Credit Report is Partially Present.;	Borrower X Credit Report is not partially present.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Right of Rescission is Not Executed; Informational - Limited Compliance Scope
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;   Right of Rescission is Not Executed;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Right of Rescission is Executed;
Borrower has stable job time - Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%;

4000045248	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Title Coverage is Less than Subject Lien; Title Document is Partially Present;	Title Coverage Amount of $X is Less than Total Amount of Subject Lien $XXXXX; Title Document is incomplete or only partially present;	Title Coverage Amount of $XXXXX.XX is equal to or greater than Total Amount of Subject Lien $XXXXX; Title Document is fully Present;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
4000045250	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045252	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;

4000045254	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 Gap Credit Report is Missing;	Borrower X Gap Credit Report is Missing;	Borrower X Gap Credit Report is not missing. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.;

4000045256	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;

4000045258	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
4000045260	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Original LTV is Below the Guideline Maximum - Compensating Factor Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor;
4000045262	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Title Coverage is Less than Subject Lien;	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXX;	Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien $XXXXX;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045264	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor

Original LTV is Below the Guideline Maximum - Compensating Factor

Original CLTV is Below the Guideline Maximum - Compensating Factor;

4000045266	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying DTI below max allowed. - Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor

Original LTV is Below the Guideline Maximum - Compensating Factor

Original CLTV is Below the Guideline Maximum - Compensating Factor

Borrower has stable job time - Compensating factor;

4000045268	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original CLTV is Below the Guideline Maximum - Compensating Factor

Borrower has stable job time - Compensating Factor

Qualifying DTI below max allowed. - Compensating Factor

Original LTV is Below the Guideline Maximum - Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor;

4000045270	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Compensating Factor

Original CLTV is Below the Guideline Maximum - Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor;

4000045272	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Title Coverage is Less than Subject Lien;	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXX;	Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien $XXXXX;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - compensating factor

Original CLTV is Below the Guideline Maximum - compensating factor

Qualifying DTI below max allowed. - compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating factor

Borrower has stable job time - Compensating factor;

4000045274	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045276	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Compensating Factor

Borrower has stable job time - Compensating factors

Original CLTV is Below the Guideline Maximum - Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor;

4000045278	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000045280	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XX.XX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;

4000045282	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Original CLTV is Below the Guideline Maximum - Compensating factor Qualifying DTI below max allowed. - Compensating factor Original LTV is Below the Guideline Maximum - Compensating factor;
4000045284	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

4000045286	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor Original LTV is Below the Guideline Maximum - Compensating Factor Borrower has stable job time - Compensating factor;
4000045288	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												Compliant HPML;		Original LTV is Below the Guideline Maximum - Compensating factor Qualifying FICO is Greater than the Guideline Minimum - Compensating factor;
4000045290	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Compensating factor
Original CLTV is Below the Guideline Maximum - Compensating factor
Qualifying DTI below max allowed. - Compensating factor
Qualifying FICO is Greater than the Guideline Minimum - Compensating factor;

4000045292	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045294	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Compensating Factor
Original CLTV is Below the Guideline Maximum - Compensating Factor
Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor;

4000045296	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Original LTV is Below the Guideline Maximum - Compensating factor Qualifying FICO is Greater than the Guideline Minimum - Compensating factor Borrower has stable job time - Compensating factor;
4000045298	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Original LTV is Below the Guideline Maximum - Compensating factor Qualifying DTI below max allowed. - Compensating factor Qualifying FICO is Greater than the Guideline Minimum - Compensating factor;
4000045300	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.;
4000045302	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	2	C	B	B	B	B	B	2	B	B	B	B	B	Qualifying Credit Score does not meet eligibility requirement(s);	A Lender exception was indicated within the underwriting comments on the XXXX transmittal summary because the required credit score of XXX was not met, as the borrower's credit score is XXX. Lender Exception due to Borrower's original credit pulled on X/XX and mid scores were XXX, and XXX. Credit report had a typo on BX on the SSN, and the XXX accidentally pulled another credit report on BX dropping credit score to XXX. Exception made for the score drop on XXXX.;	Lender Exception due to Borrower's original credit pulled on X/XX and mid scores were XXX, and XXX. Credit report had a typo on BX on the SSN, and the XXX accidentally pulled another credit report on BX dropping credit score to XXX. Exception made for the score drop on XXXX. Compensating factors of X years at current job and X years at current residence with no reported lates outside of a $X,XXX credit card late in July XXXX. The FICO score drop on the accidental re-pull is seemingly due to additional inquiries for the subject loans.	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												Valuation delivery and appraisal requirement confirmation provided. Exception downgraded - HPML compliant. ;		Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
4000045304	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Borrower has XX.XX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;

4000045306	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A			Informational ; Exception made in error, resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Original LTV is Below the Guideline Maximum - Compensating factor Original CLTV is Below the Guideline Maximum - Compensating factor;
4000045308	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Borrower has stable job time - Compensating factor Original LTV is Below the Guideline Maximum - Compensating factor Qualifying FICO is Greater than the Guideline Minimum - Compensating factor;
4000045310	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor Original LTV is Below the Guideline Maximum - Compensating Factor;
4000045312	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			Informational ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Compensating Factor

Qualifying DTI below max allowed. - Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor

Original LTV is Below the Guideline Maximum - Compensating Factor

Original CLTV is Below the Guideline Maximum - Compensating Factor;

4000045314	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Citizenship Documentation Not Provided;	Borrower X Citizenship Documentation Is Missing;	Received Customer Identification Form and Executed US Patriot Act Disclosure. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045316	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors

Qualifying DTI below max allowed. - Compensating Factors

Original CLTV is Below the Guideline Maximum - Compensating Factors

Original LTV is Below the Guideline Maximum - Compensating Factors

Borrower has stable job time - Compensating Factor;

4000045318	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A;
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.;

4000045320	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045322	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Title Coverage is Less than Subject Lien;	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX;	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor

Borrower has stable job time - Compensation factor

Original LTV is Below the Guideline Maximum - Compensating Factor

Original CLTV is Below the Guideline Maximum - Compensating Factor;

4000045324	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors

Original LTV is Below the Guideline Maximum - Compensating Factors

Original CLTV is Below the Guideline Maximum - Compensating Factors

Borrower has stable job time - Compensating Factor;

4000045326	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Title Document Missing;	Title Document is missing;	Title Document is fully Present;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Right of Rescission is Not Executed; TILA Right of Rescission Test; Informational - Limited Compliance Scope
Right of Rescission is Not Executed;   This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												Right of Rescission is Executed; Documentation sufficient to resolve finding.;
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045328	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor

Original LTV is Below the Guideline Maximum - Compensating Factor

Original CLTV is Below the Guideline Maximum - Compensating Factor;

4000045330	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	2	C	B	B	B	B	B	2	B	B	B	B	B	Borrower 1 Business Tax Returns Less Than 24 Months Provided; Borrower 1 Personal Tax Returns Less Than 24 Months Provided; Borrower 2 Total Years Employment Verified is Less Than 24 Months; Purchase is not considered to be an Arm's Length Transaction; Housing History Does Not Meet Guideline Requirements;	Borrower X Business Tax Returns Less Than XX Months Provided; Borrower X Personal Tax Returns Less Than XX Months Provided; Borrower X Total Years Employment Verified is Less Than XX Months; Purchase is not considered to be an Arm's Length Transaction; Housing History Does Not Meet Guideline Requirements;	Received a Lender Approved Exception dated XX/XX/XXXX granting an exception accepting the loan as a Arm's Length Transaction, as the borrower purchased property from landlord, same property was currently occupying, which guidelines deemed ineligible. The compensating factor identified by the lender was loan meets all other program requirements/investor guidelines. The borrower purchased the property from his landlord, which is defined by guidelines as an XXX transaction. Exception downgraded to a level X/B.; Housing History Meets Guideline Requirements;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Final CD: Monthly Principal & Interest is missing or inaccurate; Informational - Limited Compliance Scope
Missing final CD for first mortgage lien to verify PITIA and evidence debt was paid at closing.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												Received final CD for 1st mortgage lien. Exception Resolved.;
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045332	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Citizenship Documentation Not Provided;	Borrower X Citizenship Documentation Is Missing;	Borrower X Citizenship Documentation Provided or Not Required;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045334	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 Gap Credit Report is Missing; Borrower 2 Gap Credit Report is Missing;	Borrower X Gap Credit Report is Missing; Borrower X Gap Credit Report is Missing;	Borrower X Gap Credit Report is not missing.; Borrower X Gap Credit Report is not missing.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original CLTV is Below the Guideline Maximum - Compensating Factors
Qualifying DTI below max allowed. - Compensating Factors
Original LTV is Below the Guideline Maximum - Compensating Factors
Borrower has stable job time - Compensating Factors
Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors;

4000045336	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Income 4 Months Income Verified is Missing;	Income X Months Income Verified is Missing;	Income X Months Income Verified is Present Or Not Applicable;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%;

4000045338	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
HPML is compliant. ;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;
Borrower has stable job time - Borrower has X.XX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045340	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Borrower has stable job time - Compensating Factors

Original CLTV is Below the Guideline Maximum - Compensating Factor

Qualifying DTI below max allowed. - Compensating Factor

Original LTV is Below the Guideline Maximum - Compensating Factor;

4000045342	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Compensating Factors.

Original CLTV is Below the Guideline Maximum - Compensating Factors.

Borrower has stable job time - Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors.;

4000045344	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying DTI below max allowed. - Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors

Borrower has stable job time - Compensating Factors

Original LTV is Below the Guideline Maximum - Compensating Factors;

4000045346	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045348	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Compensating Factor

Original CLTV is Below the Guideline Maximum - Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor;

4000045350	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045352	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Title Document Missing;	Title Document is missing;	Document in file;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Compensating Factors

Original CLTV is Below the Guideline Maximum - Compensating Factors

Borrower has stable job time - Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors;

4000045354	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; XXX AB 260 Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;   HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												Compliant HPML; Resolved;
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045356	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045358	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Compensating Factor

Original CLTV is Below the Guideline Maximum - Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor;

4000045360	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045362	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Rebuttable Presumption (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	The Deed of Trust is Incomplete; Borrower 1 Gap Credit Report is Missing;	The Deed of Trust is Incomplete; Borrower X Gap Credit Report is Missing;	The Deed of Trust is Present and Complete; Borrower X Gap Credit Report is not missing.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; Informational - Limited Compliance Scope
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.;  This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																												HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.;

4000045364	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000045366	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045368	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has X.XX years on job.;

4000045370	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A			The loan meets all applicable credit guidelines.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX.XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX%;

4000045372	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 Gap Credit Report is Missing;	Borrower X Gap Credit Report is Missing;	Borrower X Gap Credit Report is not missing.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Borrower has stable job time - Compensating Factors Original LTV is Below the Guideline Maximum - Compensating Factor Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor;
4000045374	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Average Prime Offer Rate (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Informational - Limited Compliance Scope
This loan was reviewed to a limited compliance scope. Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading.
																																														Original LTV is Below the Guideline Maximum - Compensating Factors Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors Borrower has stable job time - Compensating factor;
4000045376	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045378	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	2	D	B	B	B	B	B	1	A	A	A	A	A	The Deed of Trust is Missing; The Note is Missing;	The Deed of Trust is Missing; The Note is Missing Note is missing from the file;	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; The Deed of Trust is Present; Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; The Note is Present;	1	A	A	N/A	N/A	A				2	B	B	B	B	B	Non-Borrower Title Holder Did Not Receive Right of Rescission Form; Right of Rescission is Missing; TRID: Closing disclosure loan terms- Prepayment Penalty;
Non-Borrower Title Holder Did Not Receive Right of Rescission Form;  Right of Rescission is Missing;  Closing disclosure loan terms- Prepayment Penalty Indicator (No) does not match Note (null). Unable to determine if there is a Prepayment Penalty, due to missing Note from the file.;

Non-Borrower Title Holder Received Right of Rescission Form; Cure package provided; Exception downgraded to a 2/B; Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.;

Borrower has stable job time - Borrower has X.XX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045380	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045382	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045384	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045386	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Housing History Does Not Meet Guideline Requirements; Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;
Housing History Does Not Meet Guideline Requirements Missing updated mortgage payment history from XXX #XXXX X/XXXX to present.  The credit report and mortgage statement reflect the Borrower was next due for X/X/XX yet the subject loan closed X/XX/XX.  Please provide documentation to verify the X/X/XX payment was paid prior to X/X/XX to confirm XxXX in the last XX months as required per Lender matrix.;  Unknown payment in the amount of $XX.XX per month is reflected on the XXXX, however, there is no supporting documentation in the file.  Please provide documentation to support the $XX.XX monthly payment.;
																										Housing History Meets Guideline Requirements; XxXX day lates allowed for XX month housing history. exception resolved. ; Confirmed escrow shortage. exception resolved. ;	1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a disaster area on XX/XX/XXXX (XXX) with an incident start date of XX/XX/XXXX and no end date. Only an AVM was used to qualify. Please provide a post disaster inspection report confirming the subject did not sustain any damage.;	Property Inspection Provided.; Received Post disaster inspection confirming no damage, exception resolved. ;	1	A	A	A	A	A
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.;

4000045388	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045390	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045392	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045394	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045396	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045398	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045400	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 2 3rd Party VOE Prior to Close Missing; Citizenship Documentation Not Provided;	Borrower X Xrd Party VOE Prior to Close Missing The required VVOE is not provided in file for review; Borrower X Citizenship Documentation Is Missing Borrower required patriot act is missing from the file for review;	Documentation provided by the Client is sufficient to resolve the issue. Xrd party Verification of Employment provided for the co-borrower. Finding cleared.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; Borrower X Citizenship Documentation Provided or Not Required;	1	A	A	N/A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
4000045402	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045404	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045406	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045408	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045410	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045412	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045414	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045416	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Income and Employment Do Not Meet Guidelines; ATR: Current Employment Not Verified; Borrower 1 3rd Party VOE Prior to Close Missing;	Income and Employment Do Not Meet Guidelines The file does not contain a VOE for XXX. ; ATR: Current Employment Not Verified The file does not contain a VOE for XXX. ; Borrower X Xrd Party VOE Prior to Close Missing The file does not contain a VOE for XXX. ;	Received VVOE exception resolved. ; Income and Employment Do Not Meet Guidelines; received VVOE exception resolved ; Received VVOE exception resolved. ; ATR: Current Employment Not Verified; received VVOE ; Borrower X Xrd Party VOE Prior to Close Was Provided; received VVOE exception resolved ; received VVOE exception resolved ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower has stable job time - Borrower has X.XX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045418	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045420	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045422	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	B	A	A	A	A	A	1	A	A	A	A	A	Approval/Underwriting Summary Not Provided;	The loan file does not contain a coy of the Lender's Loan Approval. Missing Approval/Underwriting Summary.;	Approval/Underwriting Summary is fully present;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045424	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045426	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045428	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045430	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045432	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045434	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 3rd Party VOE Prior to Close Missing;	Borrower X Xrd Party VOE Prior to Close Missing The file does not contain a copy of the VOE dated within XX business days of the note date. ;	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; Borrower X Xrd Party VOE Prior to Close Was Provided;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000045436	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045438	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045440	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045442	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045444	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045446	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The Property condition report is dated XX/XX/XXXX which covers the FEMA disaster declared for XX/XX/XXXX to XX/XX/XXXX, however, another was declared by FEMA after closing. The County of subject is listed in another FEMA disaster that was declared XX/XX/XXXX and is noted as on-going and nothing is found in the file to support no damage to the property for this declaration, provide a new property condition report dated after XX/XX/XXXX.;	Property Inspection Provided.; A Post disaster Inspection Report provided verifying no damage, ;	1	A	A	A	A	A
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045448	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045450	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045452	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045454	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045456	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045458	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045460	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045462	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045464	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045466	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045468	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045470	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045472	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045474	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045476	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045478	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045480	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045482	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	2	C	B	B	B	B	B	1	A	A	A	A	A				1	A	A	N/A	N/A	A				2	B	B	B	B	B	TILA Right of Rescission Test;
This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Documentation Required:
Right to Cancel in file expires on XX/XX/XXXX; however, the disbursement date on Final CD is 09/XX/2024. Disbursement cannot occur before the Right to Cancel expires.
If rescission was re-opened, please provide a copy of the PCCD with correct disbursement date and LOE to advise why rescission was re-opened.
;
																																												Cure package provided; exception downgraded to a 2/B;
Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045484	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045486	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045488	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045490	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045492	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045494	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045496	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045498	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045500	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045502	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045504	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	Missing evidence of first lien P&I. ;	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XX.XX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045506	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045508	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045510	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045512	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045514	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045516	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045518	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX FEMA declared disaster on XX/XX/XXXX for start period of XX/XX/XXXX and on-going at this time and XXX is noted in individual assistance relief. Please provide disaster inspection report dated after the date noted here showing there is no property damage.;	Property Inspection Provided.; Received PCDI confirming no damage exception resolved. ;	1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%;

4000045520	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045522	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045524	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045526	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045528	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045530	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045532	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	PUD Rider is Missing;	PUD Rider is Missing Lender to obtain the PUD Rider and to correct the Deed of Trust to reflect the subject property is a PUD. The file contains an HOA statement to confirm the property is included in the XXX.;	Received copy of executed Mortgage and the executed PUD Rider. Exception resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045534	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045536	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045538	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045540	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045542	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045544	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing verification of taxes, insurance, and/or HOA fees for non-subject property;	Missing current taxes and monthly HOA dues for property located at XXX. Taxes listed in fraud report are from XXX and document from XXX does not list a property address. Please provide current taxes for XXX for XXX and HOA dues identifying the property address.;	Received verification of XXX Condo HOA. Exception Resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045546	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045548	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.X% exceeds Guideline DTI of XX% Lender miscalculated the Borrower's qualifying monthly consumer debt payments. The XXXX reflects monthly consumer debt of $XX.XX. However, the credit report reflects monthly consumer debt of $XX.XX. The initial loan application indicated several accounts were to be paid off that were not reflected as paid on the Consummation CD. The final loan application reflects the correct total qualifying monthly consumer debt of $XX.XX. However, the Lender qualified the Borrower using only $XX.XX per month.;	Documentation supplied by the Client is sufficient to resolve the DTI issue. Finding cleared.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has X.XX years on job.;

4000045550	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	2	C	B	B	B	B	B	2	B	B	B	B	B	Original CLTV does not meet eligibility requirement(s);	CLTV & HCLTV is exceeds provided guidelines however per Lender Approval in file shows loan was approved at XX.XXX as an exception.;	Reviewed by client and will downgrade to B/X grade with compensating factors: Borrower has stable job time - Borrower has XX.XX years on job. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A					Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%;
4000045552	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045554	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045556	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045558	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045560	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045562	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX FEMA declared disaster for period of XX/XX/XXXX and currently on-going with individual assistance for XXX. This occurred after the closing date of XX/XX/XXXX, please provide disaster inspection report.;	Property Inspection Provided.; PDI provided confirming no damage. Exception Resolved. ;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has X.XX years on job.;

4000045564	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	B	A	A	A	A	A	1	A	A	A	A	A	Borrower 2 residency documentation not provided or issue with documentation;	This is for BX ; BX Is a XXX. The file does not contain an unexpired passport, an employment XXX, or an I-XXX needed to verify that the borrower has permission to temporarily reside in the XXX residency documentation not provided or issue with documentation.;	XXX in file is sufficient. Exception Resolved. ; BX is a XXX. Per the XXX guides a XXX must have a valid XXX card with a photo. (The card must be a USCIS Form I-XXX,Category RX). OR a Valid Passport with Photo with I-XXX stamp and a valid date. Exception remains ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045566	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045568	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045570	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045572	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045574	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045576	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045578	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045580	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045582	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045584	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045586	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045588	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045590	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045592	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045594	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045596	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045598	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045600	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. On XX/XX/XXXX FEMA declared a disaster in subject property county for individual assistance for period starting on XX/XX/XXXX and is currently on-going. This is for XXX and it occurred after the closing of this loan. Please provide disaster inspection report dated after this above noted timeframe.;	Property Inspection Provided.; A Post Disaster Inspection indicating no damage has been provided, ;	1	A	A	A	A	A
Borrower has stable job time - Borrower has XX.XX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045602	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045604	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045606	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045608	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045610	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045612	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045614	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	B	A	A	A	A	A	1	A	A	A	A	A	Approval/Underwriting Summary Not Provided;	Missing Approval/Underwriting Summary. Lender to provide the XXX Final Loan Approval.;	Approval/Underwriting Summary is fully present; received XXXX ; ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A					Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
4000045616	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Approval/Underwriting Summary Not Provided; Housing History Does Not Meet Guideline Requirements; Borrower 1 3rd Party VOE Prior to Close Missing;
Missing Approval/Underwriting Summary. Lender to provide the XXX Final Loan Approval.;  Housing History Does Not Meet Guideline Requirements Guidelines require the borrower's existing mortgage to be current, which means that no more than XX days may have elapsed since the last paid installment date. According to the credit report and mortgage statement in file, the last payment made was XX/XX. Lender to provide verification that the Xst Lien mortgage payment for XX/XXXX was made. ;  Borrower X Xrd Party VOE Prior to Close Missing Lender to provide a Xrd party Verification of Employment (VOE) dated within XX business days of the Note.;
																										Approval/Underwriting Summary is fully present; XXXX provided exception resolved ; ; Housing History Meets Guideline Requirements; Received acceptable Pay history, exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided; Received VVOE exception resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower has stable job time - Borrower has XX.XX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045618	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045620	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	B	A	A	A	A	A	1	A	A	A	A	A	Approval/Underwriting Summary Partially Provided;	Approval/Underwriting Summary Partially Provided. The file does not contain a copy of the loan approval. ;	Approval/Underwriting Summary is fully present; received XXXX exception resolved ; ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.;

4000045622	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045624	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045626	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045628	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045630	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045632	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045634	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045636	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	B	A	A	A	A	A	1	A	A	A	A	A	Approval/Underwriting Summary Not Provided;	Missing Approval/Underwriting Summary. Loan Approval and XXXX are missing. ;	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; received XXXX resolved; Approval/Underwriting Summary is fully present;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045638	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	File does not contain all required valuation documents;	An AVM was utilized for the qualifying subject property valuation. However, the loan file does not contain a Property Condition Report (PCR), as required.;	A Property Condition Inspection has been provided. ;	1	A	A	A	A	A					Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
4000045640	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045642	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045644	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045646	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045648	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045650	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 3rd Party VOE Prior to Close Missing;	Borrower X Xrd Party VOE Prior to Close Missing Please provide a Verbal Verification of Employment within XX business days of the Note date or a paystub dated within XX business days of the Note date, as required per Guidelines.;	A VOE dated X/XX/XXXX has been provided, which is within XX days of the closing date of X/XX/XXXX. ; Borrower X Xrd Party VOE Prior to Close Was Provided;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045652	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045654	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045656	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045658	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.X% exceeds Guideline DTI of XX% Lender miscalculated the Borrower's qualifying monthly consumer debt payments. The XXXX reflects monthly consumer debt of $X.XX. However, the credit report, dated XX/XX/XXXX, reflects monthly consumer debt of $XX.XX. The final loan application indicated all accounts were to be paid off. The Consummation CD shows only X of X accounts were paid off. As a result, the correct qualifying consumer monthly debt was $XX.XX.;	Updated docs sent in using the Retirement income from the XXX, which puts the DTI below XX%. ;	1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. XXX (XXX). The property inspection report in the loan file was effective XX/XX/XXXX, which was prior to the incident period of XX/XX/XXXX. FEMA indicates the incident period is still ongoing. Provide a post-disaster property inspection verifying there was no damage.;	Property Inspection Provided. Exception Resolved.;	1	A	A	A	A	A
Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045660	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045662	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045664	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Delinquent Credit History Does Not Meet Guideline Requirements;	Delinquent Credit History Does Not Meet Guideline Requirements The credit report indicates the first lien with Select Portfolio is a XXX mortgage. Per the Lender Matrix, first liens with XXX Notes and features are considered ineligible.;	Delinquent Credit History Meets Guideline Requirements; The Balloon portion is the deferred balance of the current Xst lien is from the acceptable loan modification located in the file. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A					Borrower has stable job time - Borrower has XX.XX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;
4000045666	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045668	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045670	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045672	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045674	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	Unknown payment in the amount of $XX.XX per month is reflected on the XXXX, however, there is no supporting documentation to verify the fee. Please provide documentation to support the $XX.XX per month fee.;	Verification of escrow amounts provided. Exception Resolved. ;	1	A	A	N/A	N/A	A	Appraisal is Missing;	Appraisal is Missing. Missing Automated Valuation Model to support value of $XXX used to qualify (only the Property Condition Report was in file).;	An acceptable AVM has been provided verifying the property value. ; Appraisal is Present or is Waived;	1	A	A	A	A	A					Borrower has stable job time - Borrower has X.X years on job.;
4000045676	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045678	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045680	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045682	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045684	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Payment History;	Title Search shows that there is a Xnd lien from XXX in the amount of $X,XXX dated XX/X/XXXX .Unable to locate documentation or Credit Supplement verifying that mortgage did not require a monthly payment as there is no payment history for this loan.;	Received documentation to confirm no monthly payment required. Exception Resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A					Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
4000045686	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045688	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045690	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045692	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045694	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045696	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045698	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045700	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045702	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045704	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	Guidelines require Homeowners' association dues must be documented. The AVM reflects HOA fees are $XXX.XX annually. XXXX reflects monthly HOA fees of $XX.XX. Please provide documentation to support $XX.XX monthly HOA fees. ;	Documentation provided by the Client is sufficient to resolve the issue. Finding resolved and cleared. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045706	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The file is missing Verification of the Other payment reflected on the XXXX for $XXX.XX included in the subject PITI payment. Please provide verification of the payment. ;	Received updated XXXX confirming the other payment. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.;

4000045708	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045710	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045712	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property is located in FEMA Declared Disaster Area with no subsequent property inspection. FEMA declared XXX in a disaster area from XXX on XX/XX/XXXX with an incident start date of XX/XX/XXXX and currently on-going. AVM with Property condition report in the file dated XX/XX/XXXX which was prior to the incident date and no post disaster inspection was in the file. Please provide a post disaster inspection confirming the subject did not sustain any damage.;	Property Inspection Provided.; received PDI confirming no damage. exception resolved. ;	1	A	A	A	A	A
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045714	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045716	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045718	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Per the Credit report dated X/XX/XXXX confirmed an additional account with Barclays Bank reflecting a balance of $XXX.XX and a monthly payment of $XX.XX. Including this payment the DTI increased from XX.XXX to XX.XX and exceeded the guidelines of XX% max DTI allowed. ;	Updated XXXX/XXXX/Income Calculation Worksheet/XXX account statement provided by Client. Finding resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%;	1	A	A	N/A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
4000045720	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045722	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045724	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045726	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045728	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045730	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045732	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments; Missing verification of taxes, insurance, and/or HOA fees for non-subject property;	The file does not contain verification of the HOA payment for the subject property. ; The REO located at XXX, is missing evidence of HOA Payment or other expense in the amount of $XXX.XX;	Received AVM to confirm HOA fees. Exception Resolved. ; Received verification HOA monthly fee of $XXX.XX Exception Resolved. ;	1	A	A	N/A	N/A	A	Appraisal is Missing;	Appraisal is Missing. The File does not contain the AVM and Property Condition Inspection used to qualify. ;	Appraisal is Present or is Waived. Received AVM. Exception Resolved.;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045734	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045736	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045738	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045740	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045742	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045744	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045746	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045748	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045750	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	The Note is Missing;	The Note is Missing Please provide a copy of the executed note for the subject transaction.;	Received copy of the Note. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045752	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045754	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045756	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045758	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045760	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045762	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045764	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045766	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045768	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045770	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045772	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045774	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045776	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045778	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Right of Rescission is Partially Provided;	Right of Rescission is Partially Provided The borrower signed the Right to Cancel as of XX/XX/XXXX, which is XXX days after the consummation date. ;	Initial ROR provided; exception resolved; Right of Rescission is Provided;
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.;

4000045780	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045782	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045784	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The other payment on the XXXX shows a value of $XX.XX. This amount was not verified or explained in the file. Please provide documentation to support this extra monthly payment.;	Documentation provided by the Client is sufficient to resolve the issue. Finding resolved and cleared. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000045786	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045788	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045790	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045792	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045794	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in FEMA Declared disaster area with no subsequent property Inspection, FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX with a start date of XX/XX/XXXX and no declared end date. Property Condition report in file is dated XX/XX/XXXX, which is prior to the incident date . Please provide a post disaster inspection confirming the subject did not sustain any damage. ;	Property Inspection Provided.; PID provided no damage. Exception Resolved ;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045796	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045798	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The XXXX has an "other" payment noted on it for $XX.XX, however, there are not any notations in the file what this amount represents, please provide that explanation.;	Received explanation the $XX.XX is for the escrow shortage. Exception Resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.;
4000045800	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045802	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045804	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045806	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a disaster area on XX/XX/XXXX (XXX), XX/XX/XXXX (XXX), and XX/XX/XXXX (XX/XX/XXXX) with incident periods of XX/XX/XXXX-XX/XX/XXXX (XXX), XX/XX/XXXX-present (XXX and XX/XX/XXXX-present (XXX). The Property Condition report dated XX/XX/XXXX confirmed no damage from XXX, however, was dated prior to XXX and XXX. Please provide a Post Disaster Inspection to confirm the subject property did not sustain any damage from XXX and XXX.;	Property Inspection Provided. Exception Resolved.;	1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000045808	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property is located in FEMA Declared Disaster Area with no subsequent property inspection. FEMA declared XXX in a disaster area from XXX on XX/XX/XXXX with an incident start date of XX/XX/XXXX and currently on-going. AVM with Property condition report in the file dated XX/XX/XXXX which was prior to the incident date and no post disaster inspection was in the file. Please provide a post disaster inspection confirming the subject did not sustain any damage.;	Received Post Disaster Inspection. Exception cleared.; Property Inspection Provided.;	1	A	A	A	A	A
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;

4000045810	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045812	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045814	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045816	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	Appraisal is Missing;	Appraisal is Missing. Please provide the AVM showing the value of the subject property.;	Appraisal is Present or is Waived. Received AVM. Exception Resolved.;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.;

4000045818	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045820	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045822	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045824	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a Disaster Area (XXX on XX/XX/XXXX with an incident start date of XX/XX/XXXX and end date of XX/XX/XXXX. AVM in file was dated XX/XX/XXXX which was prior to the incident date and no post disaster inspection was in file. Please provide a post disaster inspection confirming the subject did not sustain any damage.;	Property Inspection Provided. Exception resolved.;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.;

4000045826	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045828	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045830	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	Appraisal is Missing;	Appraisal is Missing. Only a Property Condition Inspection Report was found in file. Provide appraisal report used to value the subject property.;	Appraisal is Present or is Waived; The file is missing a copy of the AVM as required per guidelines. The file only contained a Property condition report. ;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045832	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a Disaster Area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and end date of XX/XX/XXXX. There was only an AVM in file that was dated XX/XX/XXXX which was prior to the incident date and no post disaster inspection was in file. Please provide a post disaster inspection confirming the subject did not sustain any damage.;	Reviewed with client and AVM is after incident and no damages. Exception Resolved. ; An LOX was provided indicating the AVM was performed after the incident period. The AVM in file is dated XX/XX/XXXX which is after the FEMA Disaster incident period of XX/XX/XXXX-XX/XX/XXXX, however the AVM does not confirm the property was free and clear of any damage. Please provide a post disaster inspection performed by a qualified 3rd party to confirm the properties condition. Exception Remains. ;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.;

4000045834	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045836	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045838	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The XXXX reflects an Other payment of $XX.XX The mortgage statement reflects escrows of $XXX.XX and Taxes & Insurance escrow per the XXXX $XXX.XX a difference of $XX.XX. Please provide evidence of the additional of $XX.XX ;	; Received XXXX and updated XXXX. Exception resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.;

4000045840	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045842	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045844	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045846	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045848	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045850	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045852	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045854	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045856	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	HO6 Master Insurance Policy is Missing;	Missing HO-X Master Insurance Policy Master condo Insurance policy is not found in the loan file.;	HO-X Master Insurance Policy is fully present; Received a LOE explaining that the property is a XXX and does not require a Master Insurance Policy and the Hazard Insurance Policy is an HO-X, condition cleared. ;	1	A	A	N/A	N/A	A	Valuation product is deficient; Condo Approval Missing;	XXX AVM subject photo is not the same property as the photo on the XXX Property Condition Report. Please correct and confirm the AVM and/or the Property Condition Report was completed on correct property because the photos of the subject are not the same property.; XXX Approval Missing. Please provide documentation to support the subject property is a FNMA Warrantable XXX (limited review required) as required per guidelines.;	Received AVM that confirming one and the same property. Exception Resolved. ; Received XXX Review Limited Waiver. Exception resolved.; XXX Approval is provided.;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.;

4000045858	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045860	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045862	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Income and Employment Do Not Meet Guidelines;	Income and Employment Do Not Meet Guidelines The file is missing evidence of the XXX income in the amount of $XXX/month for the primary borrower that was used to qualify. Please provide verification of XXX income.;	The Certificate of Eligibility Provided verifies disability income in the amount of XXX% = $XXX. ; Income and Employment Meet Guidelines;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.;

4000045864	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property Located in FEMA Declared Disaster Are with no subsequent property Inspection. FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and end date not yet declared. Property Condition Inspection in file is dated XX/XX/XXXX which is prior to the incident date and no post disaster inspection is in the file. Please provide a post disaster inspection confirming the property did not sustain damage. ;	Property Inspection Provided.; Post Disaster Inspection received verifying no damage. ;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.;

4000045866	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045868	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045870	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045872	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045874	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045876	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045878	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045880	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045882	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045884	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045886	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045888	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045890	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045892	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045894	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045896	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045898	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045900	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045902	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045904	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045906	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in FEMA Declared Disaster Area with no subsequent property inspection. FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX. Exterior Only AVM in file dated XX/XX/XXXX which was prior to the incident date and no post disaster inspection was in file. Please provide a post disaster inspection confirming the subject did not sustain any damage.;	Property Inspection Provided.; A post disaster Inspection dated XX/XX/XXXX, verifying no damage has been received. ;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.;

4000045908	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045910	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045912	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045914	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045916	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045918	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045920	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045922	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045924	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045926	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045928	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045930	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045932	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045934	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	2	D	B	B	B	B	B	1	A	A	A	A	A				1	A	A	N/A	N/A	A				2	B	B	B	B	B	Right of Rescission is Missing;	Right of Rescission is Missing;
Rescission reopened prior to review; Borrower received a new 3 day RTC period; Exception downgraded to a 2/B; Documentation Required:
Right to Cancel in file expires on XX/XX/XXXX; however, the disbursement date on Final CD is XX/XX/XXXX.  Disbursement cannot occur before the Right to Cancel expires.  If rescission was re-opened, please provide a copy of the PCCD with correct disbursement date and letter of explanation to advise why rescission was re-opened.
; Right of Rescission is Missing Documentation Required:
Right to Cancel in file expires on XX/XX/XXXX; however, the disbursement date on Final CD is XX/XX/XXXX.  Disbursement cannot occur before the Right to Cancel expires.  If rescission was re-opened, please provide a copy of the PCCD with correct disbursement date and letter of explanation to advise why rescission was re-opened.
;
																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
4000045936	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	2	D	B	B	B	B	B	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property is located in FEMA Declared Disaster Area with no subsequent property inspection. FEMA declared XXX in a disaster area from XXX on XX/XX/XXXX with an incident start date of XX/XX/XXXX and currently on-going. AVM with Property condition report in the file dated XX/XX/XXXX which was prior to the incident date and no post disaster inspection was in the file. Please provide a post disaster inspection confirming the subject did not sustain any damage.;	Property Inspection Provided.; PID confirmed no Damage. Exception resolvd;	2	B	B	B	B	B	Right of Rescission is Missing;	Right of Rescission is Missing;
Rescission reopened prior to review;  borrower provided a new 3 RTC period; Exception downgraded to a 2/B; Documentation Required:
Right to Cancel in file expires on XX/XX/XXXX; however, the disbursement date on Final CD is XX/XX/XXXX.  Disbursement cannot occur before the Right to Cancel expires.  If rescission was re-opened, please provide a copy of the PCCD with correct disbursement date and letter of explanation to advise why rescission was re-opened.
;
																																														Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
4000045938	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045940	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045942	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045944	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045946	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The Other payment of $XXX.XX on the XXXX is not verified. The provided Mortgage statement has a escrow payment of $XX.XX which appears to be re-payment of past due escrow balance and the account is no longer escrowed. ;	Client provided the verification of property taxes, hazard insurance, and HOA dues, which were located in the original loan file. Finding resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045948	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045950	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045952	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The Uniform Underwriting and Transmittal Summary indicates a monthly payment of $XXX.XX for the subject property. The Mortgage Statement indicates an additional payment of $XXX.XX for XXX. Please provide verification of these payments. ;	Exception Resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000045954	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045956	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045958	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045960	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045962	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045964	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045966	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045968	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045970	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045972	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045974	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045976	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045978	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045980	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045982	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Shows Uncleared Alerts;	Fraud Report Shows Uncleared Alerts Please provide updated fraud report with all High alerts cleared. Fraud report in file shows uncleared alerts from XXX, All required participants have not been input and Variation of the borrower's name found in input business name and SE was not indicated. ;	All Fraud Report Alerts have been cleared or None Exist. Received Fraud report with alerts cleared. Exception resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045984	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045986	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045988	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045990	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments; HO6 Master Insurance Policy is Missing;	The Uniform Underwriting and Transmittal Summary indicates a monthly payment of $XX.XX for the subject property. Please provide verification of this monthly payment. ; Missing HO-X Master Insurance Policy Please provide the HO-X Master Insurance Policy.;	Other payment shown on XXXX of $XX.XX/month Is the difference between the Escrow payment of $XXX.XX on the Mortgage statement and the Calculated T&I of $XXX.XX ; A HOX Policy for the property has been provided, a HOX and master policy are not required. ; HO-X Master Insurance Policy is fully present;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.;

4000045992	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Hazard Insurance Policy is Partial;	Hazard Insurance Policy Partially Provided Hazard insurance declaration page for loan policy XX-CK-RXXX-X indicates the subject property includes coverage for loss of rents which suggests the subject property may be investment property which is not allowed per lender guidelines. Please provide documentation to confirm the subject property is a primary residence. Additional conditions may apply.;	Proof of Occupancy has been provided, Vehicle registration, utility bill, and a Letter of Explanation from the Borrower. Condition cleared. ; Hazard Insurance Policy is fully present;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045994	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000045996	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The file is missing Verification of the Other payment of $XX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the Xnd lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX with a remaining other amount of $XX.XX. Please provide verification of the other payment.;	Received updated XXXX and XXXX. Exception cleared.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000045998	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046000	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046002	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046004	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	XXX High Cost Home Loan Points and Fees Threshold Test; XXX Part 41 High Cost Home Loan Points and Fees Threshold Test;
This loan failed the points and fees threshold test due to one of the following findings:
 (XXX 11856 §1, 6-L (1)(g)(ii))

The total points and fees (as defined in XXX 11856) exceed five percent of the total loan amount (as defined in XXX 11856) if the total loan amount is fifty thousand dollars or more.
The total points and fees exceed six percent of the total loan amount if the total loan amount is fifty thousand dollars or more and the loan is a purchase money loan guaranteed by the XXX or the XXX.
The total points and fees exceed the greater of six percent of the total loan amount or fifteen hundred dollars, if the total loan amount is less than fifty thousand dollars.
 Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. Fees included in high cost calculation- Flood certification $XXX, Loan Origination fee $XXX, Discount points fee $XXX, and Settlement fee $XXX.;  This loan failed the points and fees threshold test due to one of the following findings:
 (XXX Part 41.1(e)(6)(iii))

The total points and fees, as defined in the legislation, exceed 5% of the total loan amount, as defined in the legislation, if the total loan amount is $XXX or more.
The total points and fees exceed XXX% of the total loan amount if the total loan amount is $XXX or more and the loan is a purchase money loan guaranteed by the XXX or the XXX.
The total points and fees exceed the greater of XXX% of the total loan amount or $XXX, if the total loan amount is less than $XXX.
 Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. Fees included in high cost calculation- Flood certification $XXX, Loan Origination fee $XXX, Discount points fee $XXX, and Settlement fee $XXX.
;

Total loan amount recalculated; TLA below $XXX which brings P&Fs below threshold. Exception resolved; Total loan amount recalculated; TLA below $XXX which brings P&Fs below threshold. Exception resolved; Total loan amount recalculated; TLA below $XXX which brings P&Fs below threshold. Exception resolved; Total loan amount recalculated; TLA below $XXX which brings P&Fs below threshold. Exception resolved;
																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.;
4000046006	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046008	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046010	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046012	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property Located in FEMA Declared Disaster Area with no Subsequent Property Inspection. FEMA declared XXX in a Disaster Area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and no declared end date. The Property Condition Inspection was completed on XX/XX/XXXX which was prior to the incident date and no post disaster inspection is in the file. Please provide a post disaster inspection confirming the subject did not sustain and damage. ;	Property Inspection Provided.; Received PDI confirming no damage. Exception Resolved. ;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000046014	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046016	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046018	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046020	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046022	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046024	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046026	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046028	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	Per the approval provided the Taxes are $XX,XXX.XX/XXX.XX monthly. The title search provided reflects annual taxes of $XXXX.XX/$XXX.XX monthly. Please provide a tax cert to evidence the additional ;	Client provided updated XXX Underwriting Worksheet and email chain confirming the Audit's calculation for property taxes. Finding resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000046030	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046032	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046034	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046036	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The Uniform Underwriting and Transmittal Summary indicates a monthly payment of $XX.XX for the subject property. Please provide verification of this debt. ;	Exception resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000046038	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046040	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046042	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046044	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046046	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046048	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046050	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX%;	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%;	1	A	A	N/A	N/A	A				1	A	A	A	A	A					Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
4000046052	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046054	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The Uniform Underwriting and Transmittal Summary indicates a Other monthly payment of $XX.XX for the subject property. The escrow on the mortgage statement reflects $XXX.XX, Taxes and insurance are $XXX.XX. Please provide verification of the difference of $XX.XX;	Recieved updated XXXX and XXXX with a corrected other payment. Exception resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000046056	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046058	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046060	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046062	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046064	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	2	D	B	B	B	B	B	1	A	A	A	A	A				1	A	A	N/A	N/A	A				2	B	B	B	B	B	Right of Rescission is Missing;
Right of Rescission is Missing Right to Cancel in file expires on XX/XX/XXXX and borrower signed XX/XX/XXXX; however, the disbursement date on Final CD is XX/XX/XXXX. Disbursement cannot occur before the Right to Cancel expires.

If rescission was re-opened, please provide a letter of explanation as to why rescission was re-opened. PCCD reflecting the corrected disbursement date provided. ;
																																												Cure package provided; exception downgraded to a 2/B;
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000046066	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046068	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046070	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046072	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046074	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	2	D	B	B	B	B	B	1	A	A	A	A	A				1	A	A	N/A	N/A	A				2	B	B	B	B	B	Right of Rescission is Missing;	Right of Rescission is Missing;
Lender reopened rescission prior to review; borrower signed in person and was given XXX days.  Exception downgraded to a 2/B; Documentation Required:
Right to Cancel in file expires on XX/XX/XXXX; however, the disbursement date on Final CD is XX/XX/XXXX.  Disbursement cannot occur before the Right to Cancel expires.  If rescission was re-opened, please provide a copy of the PCCD with correct disbursement date and letter of explanation to advise why rescission was re-opened.
;
																																														Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;
4000046076	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046078	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The file is missing the Verification of the Other Payment reflected on the XXXX for $XX.XX included in the subject property PITI payment. The mortgage statement reflects escrows of $XXXX.XX and the XXXX shows Taxes and Insurance of $XXX.XX. Please provide verification of the difference of $X.XX;	Received evidence the additional amount is not in affect. Exception resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000046080	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046082	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	2	D	B	B	B	B	B	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. XXX and XXX affected the area in which the subject property is located between XX/XX/XXXX and current; subject transaction closed XX/XX/XXXX. FEMA declared the area a Major Disaster on XX/XX/XXXX and provided Individual Assistance to XXX. The file did not contain evidence that the subject property was not impacted. Please provide a Post-Disaster Inspection Report confirming the subject did not sustain any damage. ;	Property Inspection Provided. Exception Resolved.;	2	B	B	B	B	B	Right of Rescission is Missing;
Right of Rescission is Missing Documentation Required:
Right to Cancel in file for Borrower expires on XX/XX/XXXX; however, the disbursement date on Final CD is XX/XX/XXXX.  Disbursement cannot occur before the Right to Cancel expires.  If rescission was re-opened, please provide a copy of the PCCD with correct disbursement date and letter of explanation to advise why rescission was re-opened.  Also provide the initial Notice of Right to Cancel for Borrower and the re-opened Notice of Right to Cancel for the non-borrowing titleholder.
;
																																												Borrower provided cure package for right to cancel; exception downgraded to a 2/B; ; Document Uploaded. ; ;
Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000046084	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046086	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046088	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046090	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Citizenship Documentation Not Provided;	Borrower X Citizenship Documentation Is Missing;	Borrower X Citizenship Documentation Provided or Not Required; Patriot Act documentation provided. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000046092	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046094	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Trust Agreement;	Missing Trust Agreement Trust Certification in file is not executed. Please provide signed and executed Trust Certification.;	Received verification of Trust. Exception Resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000046096	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046098	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046100	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046102	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046104	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Lender Income Calculation Worksheet; Missing verification of taxes, insurance, and/or HOA fees for non-subject property;	Missing Rental Income calculator as required per XXX guidelines.; There is no evidence in file stating whether or not there are HOA fees for the REO properties, XXX and XXX. This could negatively affect DTI ratio. Please provide HOA documentation for both properties or a Letter of Explanation stating there is no HOA for either property. ;	LOX received indicating no rental income used, therefore calculator not required. Confirmed full PITIA included in the DTI. Exception Resolved. ; Client provided a Uniform Underwriting and Transmittal Summary (XXXX) and loan application. XXX guidelines require all rental calculations be completed using the XXX Income Calculator. Finding remains.; Received XXX supporting documentation showing no HOA. Exception cleared.; Received XXX supporting documentation showing no HOA. Exception cleared.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.;

4000046106	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046108	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046110	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046112	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046114	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046116	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046118	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046120	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046122	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046124	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046126	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046128	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046130	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046132	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046134	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046136	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property is located in FEMA Declared Disaster Area with no subsequent property inspection. FEMA declared XXX in a disaster area from XXX on XX/XX/XXXX with an incident start date of XX/XX/XXXX and currently on-going. AVM with Property condition report in the file dated XX/XX/XXXX which was prior to the incident date and no post disaster inspection was in the file. Please provide a post disaster inspection confirming the subject did not sustain any damage.;	Property Inspection Provided. Exception Resolved.;	1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.;

4000046138	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046140	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property is located in FEMA Declared Disaster Area with no subsequent property inspection. FEMA declared XXX in a disaster area from XXX on XX/XX/XXXX with an incident start date of XX/XX/XXXX and currently on-going. AVM with Property condition report in the file dated XX/XX/XXXX which was prior to the incident date and no post disaster inspection was in the file. Please provide a post disaster inspection confirming the subject did not sustain any damage.;	Property Inspection Provided. Exception Resolved.;	1	A	A	A	A	A
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%;

4000046142	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046144	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046146	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046148	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046150	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046152	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046154	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046156	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046158	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046160	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046162	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046164	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046166	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	The Initial 1003 is Missing;	The Initial XXXX is Missing Please provide a copy of the initial XXXX for the borrower. ;	Received executed initial XXXX. Exception Resolved. ; Received an Initial XXXX, however it was not executed by the borrower. Please provide an executed copy of the initial XXXX. Exception Remains. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000046168	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.X% exceeds Guideline DTI of XX% Lender used tax information from old Title Search dated X/XX/XXXX. The amount used was $X,XXX.XX. The actual amount used for taxes is $X,XXX.XX from the updated Title Search dated X/XX/XXXX.;	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. received updated XXXX-XXXX, student loan debt had < XX payments remaining and can be excluded from the DTI. Exception resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.;

4000046170	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	The subject property is an attached PUD and the Uniform Underwriting and Transmittal Summary (XXXX) indicates that there is a monthly homeowner's association (HOA) fee of $XXX.XX. However, there was no documentation provided to verify this amount. Please provide verification of the $XXX HOA fee. ;	Received verification of $XXX/mo HOA fee. Exception Resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000046172	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Shows Uncleared Alerts;	Fraud Report Shows Uncleared Alerts Provide DRIVE report with all high alerts cleared (XXXX is open: property is located in a county declared by FEMA as a disaster area as eligible for individual assistance).;	All Fraud Report Alerts have been cleared or None Exist. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000046174	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046176	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046178	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046180	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046182	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046184	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. XXX and XXX affected the area in which the subject property is located between XX/XX/XXXX and current; subject transaction closed XX/XX/XXXX. FEMA declared the area a Major Disaster on XX/XX/XXXX and provided Individual Assistance to XXX. The file did not contain evidence that the subject property was not impacted. Please provide a Post-Disaster Inspection Report confirming the subject did not sustain any damage. ;	A Post Disaster Inspection dated XX/XX/XXXX indicating no damage has been provided. ; Property Inspection Provided.;	1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000046186	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046188	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046190	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046192	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Delinquent Credit History Does Not Meet Guideline Requirements; Borrower 2 Credit Report is Missing; Borrower 1 Credit Report is Missing;	Delinquent Credit History Does Not Meet Guideline Requirements The file does not contain a copy of the credit report used to qualify in order to document delinquent credit.; Borrower X Credit Report is Missing. The Credit report is not present in the file. ; Borrower X Credit Report is Missing. The Credit report used to underwrite the file is not present in the file. ;	Delinquent Credit History Meets Guideline Requirements. Received credit report. Exception resolved.; Borrower X Credit Report is not missing. Received Exception resolved.; Borrower X Credit Report is not missing. Received Exception resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000046194	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046196	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046198	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046200	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046202	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046204	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046206	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	2	D	B	B	B	B	B	1	A	A	A	A	A				1	A	A	N/A	N/A	A				2	B	B	B	B	B	Right of Rescission is Missing;
Right of Rescission is Missing Documentation Required:
Right to Cancel in file expires on XX/XX/XXXX; however, the disbursement date on Final CD is XX/XX/XXXX.  Disbursement cannot occur before the Right to Cancel expires.  If rescission was re-opened, please provide a copy of the PCCD with correct disbursement date and letter of explanation to advise why rescission was re-opened.
;
																																												Cure package provided to borrower for notice of right to cancel; Exception downgraded to a 2/B; Document Uploaded. ;
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%;

4000046208	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046210	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046212	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046214	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046216	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046218	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	2	D	B	B	B	B	B	1	A	A	A	A	A				1	A	A	N/A	N/A	A				2	B	B	B	B	B	Right of Rescission is Missing;
Right of Rescission is Missing Documentation Required:
Right to Cancel in file expires on XX/XX/XXXX; however, the disbursement date on Final CD is XX/XX/XXXX.  Disbursement cannot occur before the Right to Cancel expires.  If rescission was re-opened, please provide a copy of the PCCD with correct disbursement date and letter of explanation to advise why rescission was re-opened.
;
																																												Cure package provided; Exception downgraded to a 2/B;
Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000046220	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046222	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046224	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046226	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046228	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Right of Rescission is Missing;	Right of Rescission is Missing Missing Notice of Right to Cancel for XXX.;	Right of Rescission is Provided;
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000046230	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046232	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046234	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046236	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	C	A	A	A	A	A	1	A	A	A	A	A	Audited DTI Exceeds Guideline DTI;	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The X/XX/XXXX HouseCanary AVM indicates there are $XXX monthly HOA dues that weren't included by the lender.;	Received updated XXXX and XXXX including HOA fee. Use of higher income amounts that are fully supported lower DTI within guideline max. Exception Resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000046238	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in FEMA declared Disaster Area with no subsequent property inspection, FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and no declared end date. The property Condition Inspection in the file is dated XX/XX/XXXX, which was prior to the incident date and no post disaster inspection is in the file. Please provide a post disaster inspection confirming the subject property did not sustain and damage. ;	XXX Post Disaster Inspection Report confirming no damage to the subject property was provided. Finding resolved.; Property Inspection Provided.;	1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000046240	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046242	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046244	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046246	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046248	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 Award Letter Missing;	Borrower X Award Letter Missing The Borrower was qualified with monthly pension income of $X,XXX.XX. The loan file does not contain documentation to verify the Borrower's pension income. Please provide documentation of the Borrower's pension income.;	Borrower X Award Letter Provided. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000046250	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046252	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046254	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046256	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046258	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046260	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046262	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046264	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046266	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046268	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046270	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046272	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046274	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046276	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046278	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046280	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Property Title Issue; Missing verification of taxes, insurance, and/or HOA fees for non-subject property;	Property Title Issue Missing satisfaction/release of mortgage for Xnd lien with XXX. opened X/X/XXXX in the amount of $X,XXX.XX.; Missing documentation to verify HOX and HOA dues for condo/second home located at XXX.;	Property Title Issue Resolved; Received verification of the HOA Fee. Exception resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;

4000046282	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046284	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046286	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046288	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046290	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A	Missing Property Tax Cert;	Missing Property Tax Cert Please provide verification of the property taxes for XXX;	Property Tax Cert Provided. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%;

4000046292	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046294	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	File does not contain all required valuation documents;	The loan file does not contain an AVM and a Property Condition Report, as required when no prior appraisal has been provided. ;	An acceptable AVM and Property Condition Report have been provided. ;	1	A	A	A	A	A
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000046296	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046298	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046300	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046302	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046304	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046306	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	B	A	A	A	A	A	1	A	A	A	A	A	Approval/Underwriting Summary Not Provided;	Missing Approval/Underwriting Summary.;	Approval/Underwriting Summary is fully present; loan approval in file- exception resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000046308	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046310	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046312	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046314	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046316	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046318	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046320	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046322	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046324	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046326	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046328	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046330	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046332	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046334	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046336	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing verification of taxes, insurance, and/or HOA fees for non-subject property; Audited DTI Exceeds Guideline DTI;	REO property XXX is showing as a single family residence. Please provide the mortgage statement and proof of taxes and insurance for this property. REO property XXX is missing proof of the taxes. Please provide the tax bill and proof the property is land only.; Audited DTI of XX.XX% exceeds Guideline DTI of XX% Per the Credit report date X/XX/XXXX, confirmed an additional account with XXX reflecting a balance of $XXXX and a monthly payment of $XXX. Including this payment the DTI increased from XX.XX% to XX.XX% and exceeded the guidelines of XX% max DTI allowed.;	Received verification of the property taxes on XXX and it also confirms Raw land. Exception Resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000046338	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046340	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046342	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046344	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046346	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046348	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046350	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046352	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a Disaster Area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and no end date. AVM Only in file was dated XX/XX/XXXX, which was prior to the incident date and no post disaster inspection was in file. Please provide a post disaster inspection confirming the subject did not sustain any damage. ;	Post Disaster Inspection indicating no damage. ; Property Inspection Provided.;	1	A	A	A	A	A					Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;
4000046354	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046356	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Right of Rescission is Missing;	Right of Rescission is Missing Missing Notice of Right to Cancel.;	Right of Rescission is Provided; The executed Right to Cancel has been received. ;
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000046358	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046360	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046362	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments;	Missing evidence of Taxes/Insurance/HOA for REO property located at XXX;	Updated XXXX and LOX provided verifying property is not borrowers. Entered on original XXXX as error. Exception Resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000046364	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046366	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046368	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046370	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046372	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX in a Disaster Area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX with no end date. The Property Condition Report was dated XX/XX/XXXX and the Affidavit of No Damage was dated XX/XX/XXXX, which was prior to the incident date. Please provide a post disaster inspection confirming the subject did not sustain any damage.;	Property Inspection Provided. No damage Exception Resolved.;	1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000046374	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046376	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046378	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046380	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046382	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046384	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046386	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046388	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046390	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046392	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046394	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046396	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046398	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046400	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046402	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Verification of Borrower Liabilities Missing or Incomplete;	The AVM and Property Condition Report shows the subject property with solar panels. Per Guidelines, information is required regarding the ownership and financing structures of solar panels. Please provide information whether the solar panels are owned Debt-Free or have lease or purchase agreement payments as this may negatively affect DTI. ;	The file contains no evidence of active solar panels in file and there is no Solar Lease Agreement reflected on the title to confirm a monthly lease payment. Exception Resolved. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000046404	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046406	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046408	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046410	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	File does not contain all required valuation documents;	Please provide a Property Condition Report, as one is required per guidelines.;	Received PCI report. Exception Resolved. ;	1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.;

4000046412	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046414	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046416	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046418	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046420	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046422	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046424	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046426	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046428	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046430	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046432	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046434	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046436	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046438	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046440	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046442	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date;	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property is in FEMA Declared Disaster Area. FNMA declared XXX , declared XX/XX/XXXX and there is no PCI , letter from the Appraiser, property inspection report or the borrower in the file, exterior photos are uploaded on XX/XX/XXXX which is prior to the declaration date of XX/XX/XXXX. Please provide a posts disaster inspection confirming the subject did not distain any damage.;	Property Inspection Provided.; The Property Condition report in the file is dated XX/XX/XXXX which is after the incident end date of XX/XX/XXXX Property Condition Inspection is acceptable. No damage noted, ;	1	A	A	A	A	A
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000046444	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046446	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046448	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046450	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046452	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046454	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046456	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046458	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	B	A	A	A	A	A	1	A	A	A	A	A	Approval/Underwriting Summary Not Provided;	Missing Approval/Underwriting Summary. Required XXXXwas not provided in file ;	Approval/Underwriting Summary is fully present. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.;

4000046460	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046462	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046464	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046466	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046468	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046470	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046472	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046474	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 3rd Party VOE Prior to Close Missing;	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE dated within XX business days prior to the Note date. The Note is dated XX/XX/XXXX and the VVOE provided is dated X/XX/XXXX.;	Confirmed the file contains a WVOE dated X/XX/XXXX dated within XX days of the note date, therefore the VVOE dated post close is allowed. Exception Resolved. ; Received Verification of employment for the borrower XXX dated XX/X/XXXX after closing confirming the borrower is still employed with XXX reflected on the XXXX. However, per the guidelines a VVOE is required to be dated XX days prior to close. Exception Remains. ;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000046476	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower 1 3rd Party VOE Prior to Close Missing;	Borrower X Xrd Party VOE Prior to Close Missing Please provide a Xrd Party Verification of Employment (VOE) dated within XX business days of the Note for the Borrower.;	Borrower X Xrd Party VOE Prior to Close Was Provided. Borrower is owner of company and WVOE provided meets guides. Exception resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%;

4000046478	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046480	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046482	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046484	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046486	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046488	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046490	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046492	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046494	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046496	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	D	A	A	A	A	A	1	A	A	A	A	A	Citizenship Documentation Not Provided;	Borrower X Citizenship Documentation Is Missing The Lender's Guidelines require each borrower's identity be confirmed through government issued identification, prior to the extension of credit. However, the loan file does not contain confirmation of the subject Borrower's identity, as required.;	Borrower X Citizenship Documentation Provided or Not Required;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%;

4000046498	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046500	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046502	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046504	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046506	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046508	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046510	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046512	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046514	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046516	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046518	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046520	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046522	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	B	A	A	A	A	A	1	A	A	A	A	A	Approval/Underwriting Summary Not Provided;	Missing Approval/Underwriting Summary. Lender to provide a copy of the Uniform Underwriting and Transmittal Summary (XXXX), which was missing from the loan file. ;	Approval/Underwriting Summary is fully present. Exception Resolved.;	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%;

4000046524	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046526	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046528	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Higher Priced APOR (APOR HP)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046530	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
4000046532	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	QM: Safe Harbor APOR (APOR SH)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A